Borrowings - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Abstract]
December 31, 2019	$ 36,431
December 31, 2020	29,258
December 31, 2021	28,066
December 31, 2022	59,049
December 31, 2023	69,801
Total	$ 222,605	$ 120,660